Share-based Compensation - Schedule of Shares Activitiy (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Forfeited, Weighted average exercise price (in dollars per share) | $ / shares	$ 7.16	$ 8.94
Restricted Shares
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	3,636,194	3,241,684
Granted (in shares)	4,614,158	4,482,755
Redeemed (in shares)	(2,889,030)	(3,504,004)
Forfeited (in shares)	(657,193)	(584,241)
Balance, end of year (in shares)	4,704,129	3,636,194
Employee Share Value Plan
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	0
Granted (in shares)	11,635,961
Redeemed (in shares)	0
Forfeited (in shares)	(1,186,578)
Balance, end of year (in shares)	10,449,383	0
Performance Stock Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	2,920,444	2,246,314
Granted (in shares)	1,736,055	2,607,826
Redeemed (in shares)	(615,577)	(1,630,736)
Forfeited (in shares)	(251,233)	(302,960)
Balance, end of year (in shares)	3,789,689	2,920,444
Deferred Share Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	319,891	301,614
Granted (in shares)	958,372	239,030
Redeemed (in shares)	0	(220,753)
Forfeited (in shares)	0	0
Balance, end of year (in shares)	1,278,263	319,891
Stock Option Plan
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	2,833,342,000	2,048,115,000
Granted (in shares)	3,345,412,000	1,221,025,000
Forfeited (in shares)	(102,832,000)	(374,673,000)
Expired (in shares)	(135,051,000)	(61,125,000)
Balance, end of year (in shares)	5,940,871,000	2,833,342,000
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Beginning Balance, Weighted average exercise price (in dollars per share) | $ / shares	$ 7.59	$ 10.03
Granted, Weighted average exercise price (in dollars per share) | $ / shares	1.10	4.03
Expired, Weighted average exercise price (in dollars per share) | $ / shares	8.66	10.06
Ending Balance, Weighted average exercise price (in dollars per share) | $ / shares	$ 3.92	$ 7.59